Interim Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Profit or loss [abstract]
Revenue	$ 12,528	$ 9,404
Cost of sales
Production costs	(5,846)	(4,508)
Royalty	(942)	(695)
Depreciation	(906)	(484)
Total cost of sales	(7,694)	(5,687)
Gross profit	4,834	3,717
General and administrative expenses	(1,425)	(2,211)
Change in fair value of derivative financial instruments	819	199
Foreign exchange losses	(77)	(80)
Interest and other expenses	(321)	(473)
Income before tax	3,830	1,152
Income tax expense	(1,693)	(1,191)
Net income (loss) and comprehensive income (loss)	2,137	(39)
Shareholders	981	(966)
Non-controlling interest	1,156	927
Net income (loss) and comprehensive income (loss)	$ 2,137	$ (39)
Basic (loss) earnings per share	$ 0.00	$ (0.00)
Diluted (loss) earnings per share	$ 0.00	$ (0.00)